UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03752

AMG Funds III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds, LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31

Date of reporting period: June 1, 2016 – November 30, 2016

(Semi-Annual Shareholder Report)

Item 1.	Reports to Shareholders

SEMI-ANNUAL REPORT

AMG Funds

November 30, 2016

AMG Managers Cadence Capital Appreciation Fund

Class N: MPAFX      |     Class I: MCFYX     |    Class Z: MPCIX

AMG Managers Cadence Mid Cap Fund

Class N: MCMAX    |     Class I: MCMYX    |    Class Z: MCMFX

AMG Managers Cadence Emerging Companies Fund

Class S: MECAX      |     Class I: MECIX

www.amgfunds.com |	SAR065-1116

AMG Funds

Semi-Annual Report—November 30, 2016 (unaudited)

TABLE OF CONTENTS	PAGE
ABOUT YOUR FUND’S EXPENSES	3

FUND PERFORMANCE	4

FUND SNAPSHOTS AND SCHEDULES OF PORTFOLIO INVESTMENTS

AMG Managers Cadence Capital Appreciation Fund	5
AMG Managers Cadence Mid Cap Fund	8
AMG Managers Cadence Emerging Companies Fund	11

NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS	14

FINANCIAL STATEMENTS

Statement of Assets and Liabilities	15
Balance sheets, net asset value (NAV) per share computations and cumulative undistributed amounts

Statement of Operations	17
Detail of sources of income, expenses, and realized and unrealized gains (losses) during the fiscal period

Statements of Changes in Net Assets	18
Detail of changes in assets for the past two fiscal periods

Financial Highlights	19
Historical net asset values per share, distributions, total returns, income and expense ratios, turnover ratios and net assets

Notes to Financial Highlights	24

Notes to Financial Statements	25
Accounting and distribution policies, details of agreements and transactions with Fund management and affiliates, and descriptions of certain investment risks

ANNUAL RENEWAL OF INVESTMENT MANAGEMENT AND SUBADVISORY AGREEMENTS	33

Nothing contained herein is to be considered an offer, sale or solicitation of an offer to buy shares of any series of the AMG Funds family of mutual funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

About Your Fund’s Expenses (unaudited)

As a shareholder of a Fund, you may incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on $1,000 invested at the beginning of the period and held for the entire period as indicated below.

ACTUAL EXPENSES

The first line of the following table provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR

COMPARISON PURPOSES

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Six Months Ended November 30, 2016	Expense Ratio for the Period	Beginning Account Value 06/01/16	Ending Account Value 11/30/16	Expenses Paid During the Period*
AMG Managers Cadence Capital Appreciation Fund
Class N
Based on Actual Fund Return	1.12%	$1,000	$1,056	$5.77
Hypothetical (5% return before expenses)	1.12%	$1,000	$1,019	$5.67

Class I
Based on Actual Fund Return	0.94%	$1,000	$1,057	$4.85
Hypothetical (5% return before expenses)	0.94%	$1,000	$1,020	$4.76

Class Z
Based on Actual Fund Return	0.72%	$1,000	$1,059	$3.72
Hypothetical (5% return before expenses)	0.72%	$1,000	$1,021	$3.65
AMG Managers Cadence Mid Cap Fund
Class N
Based on Actual Fund Return	1.12%	$1,000	$1,053	$5.76
Hypothetical (5% return before expenses)	1.12%	$1,000	$1,019	$5.67

Class I
Based on Actual Fund Return	0.94%	$1,000	$1,054	$4.84
Hypothetical (5% return before expenses)	0.94%	$1,000	$1,020	$4.76

Class Z
Based on Actual Fund Return	0.72%	$1,000	$1,056	$3.71
Hypothetical (5% return before expenses)	0.72%	$1,000	$1,021	$3.65
AMG Managers Cadence Emerging Companies Fund
Class S
Based on Actual Fund Return	1.67%	$1,000	$1,179	$9.12
Hypothetical (5% return before expenses)	1.67%	$1,000	$1,017	$8.44

Class I
Based on Actual Fund Return	1.42%	$1,000	$1,180	$7.76
Hypothetical (5% return before expenses)	1.42%	$1,000	$1,018	$7.18

*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (183), then divided by 365.

3

Fund Performance (unaudited)

Periods ended November 30, 2016

The table below shows the average annual total returns for the periods indicated for each Fund, as well as each Fund’s relative index for the same time periods ended November 30, 2016.

	Six	One	Five	Ten
Average Annual Total Returns[1]	Months*	Year	Years	Years
AMG Managers Cadence Capital Appreciation Fund [2,3,4,5]
Class N11	5.62%	4.12%	11.17%	4.81%
Class I11	5.73%	4.26%	11.32%	4.96%
Class Z11	5.86%	4.54%	11.59%	5.22%

Russell 1000® Growth Index[6]	3.94%	4.22%	14.14%	8.24%
AMG Managers Cadence Mid-Cap Fund [2,3,5,7]
Class N11	5.32%	5.42%	10.15%	5.62%
Class I11	5.39%	5.60%	10.31%	5.78%
Class Z11	5.56%	5.88%	10.59%	6.04%

Russell Midcap® Growth Index[8]	4.69%	4.54%	13.09%	7.70%
AMG Managers Cadence Emerging Companies Fund [2,3,5,9,10]
Class S11	17.86%	16.01%	16.89%	8.90%
Class I11	18.04%	16.29%	17.17%	9.18%

Russell Microcap® Growth Index[12]	9.29%	(1.38)%	13.25%	5.21%
Russell 2000® Growth Index[13]	11.09%	4.58%	13.38%	7.59%

The performance data shown represents past performance. Past performance is not a guarantee of future results. Current performance may be lower or higher than the performance data quoted. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.

Investors should carefully consider the Fund’s investment objectives, risks, charges, and expenses before investing. For performance information through the most recent month end, current net asset per share for the Fund and other information, please call (800) 835-3879 or visit our website at www.amgfunds.com for a free prospectus. Read it carefully before investing or sending money.

Distributed by AMG Distributors Inc., member FINRA/SIPC.

*	Not annualized.
[1]	Total return equals income yield plus share price change and assumes reinvestment of all dividends and capital gain distributions. Returns are net of fees and may reflect offsets of Fund expenses as described in the prospectus. No adjustment has been made for taxes payable by shareholders on their reinvested dividends and capital gain distributions. Returns for periods greater than one year are annualized. The listed returns on the Fund are net of expenses and based on the published NAV as of November 30, 2016. All returns are in U.S. dollars ($).
[2]	From time to time, the Fund’s advisor has waived its fees and/or absorbed Fund expenses, which has resulted in higher returns.
[3]	The Fund invests in growth stocks, which may be more sensitive to market movements because their prices tend to reflect future investor expectations rather than just current profits. Growth stocks may underperform value stocks during given periods.
[4]	The Fund invests in large-capitalization companies that may underperform other stock funds (such as funds that focus on small- and medium-capitalization companies) when stocks of large-capitalization companies are out of favor.
[5]	The Fund is subject to special risk considerations similar to those associated with the direct ownership of real estate. Real estate valuations may be subject to factors such as changing general and local economic, financial, competitive, and environmental conditions.
[6]	The Russell 1000® Growth Index is a market capitalization weighted index that measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Russell 1000® Growth Index is unmanaged, is not available for investment and does not incur expenses.
[7]	The Fund is subject to risks associated with investments in mid-capitalization companies such as greater price volatility, lower trading volume, and less liquidity then the stocks of larger, more established companies.
[8]	The Russell Midcap® Growth Index measures the performance of those Russell Midcap companies with higher price-to-book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000® Growth Index. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.
[9]	The Fund is subject to risks associated with investments in small-capitalization companies, such as erratic earnings patterns, competitive conditions, limited earnings history, and a reliance on one or a limited number of products.
[10]	The Fund is subject to the special risks associated with investments in micro-cap companies, such as relatively short earnings history, competitive conditions, less publicly available corporate information and reliance on a limited number of products.
[11]	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class of AMG Managers Cadence Capital Appreciation Fund and AMG Managers Cadence Mid-Cap Fund were renamed Class N, Class I and Class Z, respectively, and the Service Class and Institutional Class of AMG Managers Cadence Emerging Companies Fund were renamed Class S and Class I, respectively.
[12]	The Russell Microcap® Growth Index measures the performance of the micro-cap growth segment of the U.S. equity market. It includes those Russell Microcap® Index companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Index is unmanaged, is not available for investment, and does not incur expenses.
[13]	The Russell 2000® Growth Index measures the performance of the Russell 2000® companies with higher price-to-book ratios and higher forecasted growth values. Unlike the Fund, the Index is unmanaged, is not available for Investment, and does not incur expenses.

The Russell Indices are trademarks of the London Stock Exchange Group companies.

Not FDIC insured, nor bank guaranteed. May lose value.

AMG Managers Cadence Capital Appreciation Fund

Fund Snapshots (unaudited)

November 30, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Managers Cadence Capital Appreciation Fund*	Russell 1000® Growth Index
Information Technology	28.5%	31.4%
Consumer Discretionary	19.2%	21.0%
Health Care	14.3%	16.2%
Industrials	12.2%	11.1%
Consumer Staples	11.4%	9.3%
Financials	6.6%	2.9%
Energy	4.1%	0.6%
Materials	1.9%	3.7%
Real Estate	1.6%	2.6%
Telecommunication Services	0.0%	1.2%
Other Assets and Liabilities	0.2%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
Facebook, Inc., Class A**	3.5%
The Home Depot, Inc.**	3.3
Microsoft Corp.**	3.3
Apple, Inc.**	3.3
Alphabet, Inc., Class A**	2.9
Alphabet, Inc., Class C**	2.4
The Boeing Co.	2.0
Accenture PLC, Class A**	2.0
MasterCard, Inc., Class A	1.9
Gilead Sciences, Inc.**	1.9

Top Ten as a Group	26.5%

**	Top Ten Holdings as of May 31, 2016.

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2016

	Shares	Value
Common Stocks - 99.8%
Consumer Discretionary - 19.2%
Amazon.com, Inc.*	2,380	$1,786,357
Delphi Automotive PLC	14,811	947,904
Dollar Tree, Inc.*	11,827	1,042,668
Foot Locker, Inc.	19,867	1,423,868
The Home Depot, Inc.	25,117	3,250,140
Michael Kors Holdings, Ltd.*	20,080	933,519
NVR, Inc.*	421	671,495
Omnicom Group, Inc.	15,012	1,305,143
The Priceline Group, Inc.*	1,125	1,691,640
Scripps Networks Interactive, Inc., Class A	17,388	1,204,293
Starbucks Corp.	31,003	1,797,244
The TJX Cos., Inc.	21,784	1,706,559
Wyndham Worldwide Corp.	14,286	1,028,449
Total Consumer Discretionary		18,789,279
Consumer Staples - 11.4%
Church & Dwight Co., Inc.	26,769	1,172,214
The Clorox Co.	9,665	1,116,887
Colgate-Palmolive Co.	16,717	1,090,450
Constellation Brands, Inc., Class A	5,804	877,216
CVS Health Corp.	15,881	1,221,090
The Estee Lauder Cos., Inc., Class A	12,171	945,687
General Mills, Inc.	15,817	963,888
Mondelez International, Inc., Class A	22,136	912,889
Philip Morris International, Inc.	17,860	1,576,681
Sysco Corp.	24,560	1,307,820
Total Consumer Staples		11,184,822
Energy - 4.1%
Anadarko Petroleum Corp.	8,788	607,690
EOG Resources, Inc.	13,795	1,414,263
Halliburton Co.	25,253	1,340,682
Kinder Morgan, Inc.	28,044	622,577
Total Energy		3,985,212
Financials - 6.6%
American Express Co.	15,249	1,098,538
JPMorgan Chase & Co.	15,188	1,217,622
Markel Corp.*	897	805,811
Marsh & McLennan Cos., Inc.	20,712	1,435,549
T. Rowe Price Group, Inc.	12,830	950,190

	Shares	Value
Wells Fargo & Co.	18,529	$980,555
Total Financials		6,488,265
Health Care - 14.3%
Aetna, Inc.	9,955	1,302,512
AmerisourceBergen Corp.	11,618	906,088
Biogen, Inc.*	4,852	1,426,828
Cardinal Health, Inc.	13,398	951,392
CR Bard, Inc.	2,332	491,003
Danaher Corp.	12,719	994,244
Gilead Sciences, Inc.	24,924	1,836,899
HCA Holdings, Inc.*	12,831	909,590
Johnson & Johnson	13,183	1,467,268
Mettler-Toledo International, Inc.*	2,310	951,766
Mylan N.V.*	20,172	738,497
Quintiles IMS Holdings, Inc.*	12,381	951,232
Zoetis, Inc.	21,896	1,103,120
Total Health Care		14,030,439
Industrials - 12.2%
Alaska Air Group, Inc.	17,626	1,450,091
The Boeing Co.	13,235	1,992,662
Expeditors International of Washington, Inc.	18,887	996,100
General Dynamics Corp.	6,539	1,146,614
Huntington Ingalls Industries, Inc.	7,279	1,301,194
Illinois Tool Works, Inc.	12,494	1,563,999
Masco Corp.	23,060	729,849
Rockwell Automation, Inc.	8,629	1,153,784
United Parcel Service, Inc., Class B	13,457	1,559,935
Total Industrials		11,894,228
Information Technology - 28.5%
Accenture PLC, Class A	16,412	1,960,085
Adobe Systems, Inc.*	12,179	1,252,123
Alphabet, Inc., Class A*	3,620	2,808,686
Alphabet, Inc., Class C*	3,039	2,303,684
Apple, Inc.	28,888	3,192,702
Broadcom, Ltd.	9,560	1,629,884
Facebook, Inc., Class A*	29,231	3,461,535
Intuit, Inc.	12,453	1,415,657
Lam Research Corp.	11,633	1,233,331
MasterCard, Inc., Class A	18,681	1,909,198
Microsoft Corp.	53,213	3,206,615

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Capital Appreciation Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 28.5% (continued)
Paychex, Inc.	20,738	$1,222,505
Red Hat, Inc.*	15,191	1,201,760
Xilinx, Inc.	20,289	1,095,200
Total Information Technology		27,892,965
Materials - 1.9%
Celanese Corp., Series A	11,036	875,375
Steel Dynamics, Inc.	28,006	993,653
Total Materials		1,869,028
Real Estate - 1.6%
American Tower Corp.	15,572	1,592,548
Total Common Stocks (cost $79,297,293)		97,726,786

	Shares	Value
Short-Term Investments - 0.2%
Other Investment Companies - 0.2%[1]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.28%, (cost $256,458)	256,458	$256,458
Total Investments - 100.0% (cost $79,553,751)		97,983,244
Other Assets, less Liabilities - 0.0%		(32,773)
Net Assets - 100.0%		$97,950,471

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Mid Cap Fund

Fund Snapshots (unaudited)

November 30, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Managers Cadence Mid Cap Fund*	Russell Midcap® Growth Index
Information Technology	27.5%	22.6%
Consumer Discretionary	20.8%	23.9%
Industrials	18.1%	14.7%
Health Care	10.0%	14.9%
Financials	9.8%	5.3%
Consumer Staples	7.5%	7.0%
Materials	3.9%	5.2%
Energy	1.2%	1.4%
Real Estate	0.6%	4.5%
Utilities	0.4%	0.0%
Telecommunication Services	0.0%	0.5%
Other Assets and Liabilities	0.2%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
NVIDIA Corp.**	2.8%
Carlisle Cos., Inc.	2.2
Huntington Ingalls Industries, Inc.	1.9
Omnicom Group, Inc.**	1.8
Red Hat, Inc.**	1.8
Steel Dynamics, Inc.	1.7
Eaton Vance Corp.	1.7
Scripps Networks Interactive, Inc., Class A	1.7
Ulta Salon Cosmetics & Fragrance, Inc.	1.6
MSCI, Inc.	1.6

Top Ten as a Group	18.8%

**	Top Ten Holdings as of May 31, 2016

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2016

	Shares	Value
Common Stocks - 99.8%
Consumer Discretionary - 20.8%
Brinker International, Inc.[2]	24,680	$1,310,755
Burlington Stores, Inc.*	19,150	1,683,668
Darden Restaurants, Inc.	18,660	1,367,778
Dick’s Sporting Goods, Inc.	25,570	1,510,420
Foot Locker, Inc.	26,770	1,918,606
The Gap, Inc.	31,800	794,046
Gentex Corp.	74,939	1,385,622
Lear Corp.	10,170	1,317,117
Michael Kors Holdings, Ltd.*	13,330	619,712
The Michaels Cos., Inc.*	27,370	667,281
Nordstrom, Inc.[2]	23,830	1,332,574
Omnicom Group, Inc.	26,080	2,267,395
O’Reilly Automotive, Inc.*	5,787	1,588,532
Scripps Networks Interactive, Inc., Class A	30,500	2,112,430
Thor Industries, Inc.	16,510	1,660,411
Ulta Salon Cosmetics & Fragrance, Inc.*	7,920	2,055,240
Vail Resorts, Inc.	8,810	1,395,504
Wyndham Worldwide Corp.	15,700	1,130,243
Total Consumer Discretionary		26,117,334
Consumer Staples - 7.5%
Campbell Soup Co.	18,850	1,072,376
Conagra Brands, Inc.	16,890	619,694
Energizer Holdings, Inc.	26,330	1,181,427
Herbalife, Ltd.*,2	17,070	836,942
Molson Coors Brewing Co., Class B	6,180	605,825
Nu Skin Enterprises, Inc., Class A	10,150	529,627
Pilgrim’s Pride Corp.[2]	32,980	580,778
Post Holdings, Inc.*	15,930	1,215,937
Sysco Corp.	34,629	1,843,994
Tyson Foods, Inc., Class A	17,490	993,607
Total Consumer Staples		9,480,207
Energy - 1.2%
Diamondback Energy, Inc.*	13,440	1,449,504
Financials - 9.8%
Aon PLC	15,234	1,738,199
Artisan Partners Asset Management, Inc., Class A	33,680	1,003,664
Brown & Brown, Inc.	35,180	1,525,053
Eaton Vance Corp.	52,490	2,122,696

	Shares	Value
Erie Indemnity Co., Class A	6,510	$697,677
FactSet Research Systems, Inc.	10,215	1,636,137
MSCI, Inc.	25,558	2,013,970
SVB Financial Group*	9,760	1,542,373
Total Financials		12,279,769
Health Care - 10.0%
Agilent Technologies, Inc.	27,940	1,228,801
AmerisourceBergen Corp.	7,752	604,578
Cardinal Health, Inc.	6,951	493,591
Charles River Laboratories International, Inc.*	7,630	542,493
CR Bard, Inc.	7,750	1,631,763
HCA Holdings, Inc.*	17,250	1,222,852
Quintiles IMS Holdings, Inc.*	19,550	1,502,026
United Therapeutics Corp.*	9,030	1,134,258
Veeva Systems, Inc., Class A*	30,970	1,439,486
WellCare Health Plans, Inc.*	7,820	1,071,496
Zoetis, Inc.	34,600	1,743,148
Total Health Care		12,614,492
Industrials - 18.1%
A. O. Smith Corp.	25,190	1,224,990
Alaska Air Group, Inc.	18,229	1,499,700
BWX Technologies, Inc.	39,710	1,555,044
C.H. Robinson Worldwide, Inc.	17,800	1,332,330
Carlisle Cos., Inc.	24,470	2,744,800
Expeditors International of Washington, Inc.	31,380	1,654,981
Huntington Ingalls Industries, Inc.	13,564	2,424,701
Landstar System, Inc.	17,010	1,385,464
Masco Corp.	36,540	1,156,491
MSC Industrial Direct Co., Inc., Class A	16,690	1,491,085
Nordson Corp.	13,140	1,402,432
Quanta Services, Inc.*	43,070	1,452,320
Rockwell Automation, Inc.	13,680	1,829,153
Spirit AeroSystems Holdings, Inc., Class A*	27,070	1,576,828
Total Industrials		22,730,319
Information Technology - 27.5%
Applied Materials, Inc.	42,110	1,355,942
Arista Networks, Inc.*,2	18,740	1,776,739
Broadridge Financial Solutions, Inc.	18,430	1,193,158
Cadence Design Systems, Inc.*	62,310	1,637,507
Citrix Systems, Inc.*	12,580	1,091,063

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 27.5% (continued)
The Dun & Bradstreet Corp.	9,260	$1,127,127
Electronic Arts, Inc.*	21,270	1,685,435
F5 Networks, Inc.*	9,127	1,284,625
Intuit, Inc.	10,640	1,209,555
Jack Henry & Associates, Inc.	15,070	1,302,651
KLA-Tencor Corp.	20,000	1,596,800
Lam Research Corp.	17,840	1,891,397
Maxim Integrated Products, Inc.	41,669	1,636,342
Microchip Technology, Inc.[2]	11,580	766,364
NCR Corp.*	42,000	1,627,500
NVIDIA Corp.	37,525	3,459,805
Paychex, Inc.	28,565	1,683,907
Red Hat, Inc.*	28,003	2,215,317
Symantec Corp.	78,360	1,911,200
Synopsys, Inc.*	20,540	1,242,259
The Western Union Co.	60,674	1,275,974
Xilinx, Inc.	30,596	1,651,572
Total Information Technology		34,622,239
Materials - 3.9%
Eagle Materials, Inc.	14,600	1,419,120
Packaging Corp. of America	15,200	1,288,352
Steel Dynamics, Inc.	62,000	2,199,760
Total Materials		4,907,232
Real Estate - 0.6%
Senior Housing Properties Trust	44,030	795,182
Utilities - 0.4%
Calpine Corp.*	44,120	491,938
Total Common Stocks (cost $113,120,716)		125,488,216

	Principal Amount	Value
Short-Term Investments - 5.3%
Repurchase Agreements - 2.8%[3]
Cantor Fitzgerald Securities, Inc., dated 11/30/16, due 12/01/16, 0.300% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 12/15/16 - 10/20/66, totaling $1,020,000)	$1,000,000	$1,000,000
Daiwa Capital Markets America, dated 11/30/16, due 12/01/16, 0.300% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 12/01/16 - 09/09/49, totaling $1,020,000)	1,000,000	1,000,000
Nomura Securities International, Inc., dated 11/30/16, due 12/01/16, 0.280% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 0.000% - 8.000%, 01/01/17 - 09/20/66, totaling $1,020,000)	1,000,000	1,000,000
RBC Dominion Securities, Inc., dated 11/30/16, due 12/01/16, 0.290% total to be received $566,868 (collateralized by various U.S. Government Agency Obligations, 0.125% - 3.375%, 01/15/17 - 09/09/49, totaling $578,200)	566,863	566,863
Total Repurchase Agreements		3,566,863

	Shares
Other Investment Companies - 2.5%[1]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.28%	3,090,632	3,090,632
Total Short-Term Investments (cost $6,657,495)		6,657,495
Total Investments - 105.1% (cost $119,778,211)		132,145,711
Other Assets, less Liabilities - (5.1)%		(6,448,727)
Net Assets - 100.0%		$125,696,984

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Emerging Companies Fund

Fund Snapshots (unaudited)

November 30, 2016

PORTFOLIO BREAKDOWN

Sector	AMG Managers Cadence Emerging Companies Fund*	Russell Microcap® Growth Index	Russell 2000® Growth Index
Information Technology	26.4%	19.7%	24.4%
Health Care	24.9%	36.3%	21.4%
Industrials	15.7%	11.2%	16.7%
Consumer Discretionary	12.0%	14.0%	15.4%
Financials	10.0%	5.6%	5.5%
Consumer Staples	3.4%	2.8%	3.1%
Materials	2.6%	3.0%	5.3%
Telecommunication Services	2.4%	2.0%	0.7%
Energy	2.3%	1.3%	1.5%
Real Estate	0.0%	3.0%	5.2%
Utilities	0.0%	1.1%	0.8%
Other Assets and Liabilities	0.3%	0.0%	0.0%

*	As a percentage of net assets.

TOP TEN HOLDINGS

Security Name	% of Net Assets
The Hackett Group, Inc.	1.6%
GigPeak, Inc.	1.5
Sucampo Pharmaceuticals, Inc., Class A	1.5
Synergy Resources Corp.	1.5
Heska Corp.	1.5
Heritage-Crystal Clean, Inc.	1.5
Meta Financial Group, Inc.	1.4
Flotek Industries, Inc.	1.4
Vonage Holdings Corp.	1.4
PDF Solutions, Inc.	1.4

Top Ten as a Group	14.7%

Because a fund’s strategy may result in multiple investments in particular sectors of the economy, its performance may depend on the performance of those sectors and may fluctuate more widely than investments diversified across more sectors. For additional information on these and other risk considerations, please see the Fund’s prospectus.

Any sectors, industries, or securities discussed should not be perceived as investment recommendations. Mention of a specific security should not be considered a recommendation to buy or solicitation to sell that security. Specific securities mentioned in this report may have been sold from the Fund’s portfolio of investments by the time you receive this report.

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (unaudited)

November 30, 2016

	Shares	Value
Common Stocks - 99.7%
Consumer Discretionary - 12.0%
Cavco Industries, Inc.*	5,690	$537,989
Denny’s Corp.*	36,263	438,420
Installed Building Products, Inc.*	15,201	630,842
Motorcar Parts of America, Inc.*	18,419	450,529
Nautilus, Inc.*	19,388	333,474
Nutrisystem, Inc.	14,268	524,349
Ruth’s Hospitality Group, Inc.	21,041	357,697
Stoneridge, Inc.*	24,381	386,926
Unifi, Inc.*	15,542	483,667
Universal Electronics, Inc.*	3,768	253,775
US Auto Parts Network, Inc.*	101,309	288,731
Winnebago Industries, Inc.	20,216	656,009
ZAGG, Inc.*	70,717	466,732
Total Consumer Discretionary		5,809,140
Consumer Staples - 3.4%
Calavo Growers, Inc.	9,044	487,924
Lifeway Foods, Inc.*	28,264	328,710
Medifast, Inc.	12,329	481,817
Orchids Paper Products Co.[2]	13,993	348,566
Total Consumer Staples		1,647,017
Energy - 2.3%
Abraxas Petroleum Corp.*	184,864	388,214
Synergy Resources Corp.*,2	77,692	737,297
Total Energy		1,125,511
Financials - 10.0%
Bryn Mawr Bank Corp.	15,008	552,294
Crawford & Co., Class B	39,385	520,276
Financial Engines, Inc.	17,437	607,679
First Foundation, Inc.*	21,047	589,737
Kingstone Cos, Inc.	36,399	460,447
Meta Financial Group, Inc.	7,718	701,952
Preferred Bank	11,502	518,625
Pzena Investment Management, Inc., Class A	31,063	307,213
Silvercrest Asset Management Group, Inc., Class A	45,422	608,655
Total Financials		4,866,878
Health Care - 24.9%
Aceto Corp.	17,595	359,466
Amphastar Pharmaceuticals, Inc.*,2	12,462	252,605

	Shares	Value
ANI Pharmaceuticals, Inc.*	4,315	$254,283
Anika Therapeutics, Inc.*	12,739	594,402
Aratana Therapeutics, Inc.*,2	55,088	392,777
BioSpecifics Technologies Corp.*	10,947	540,344
BioTelemetry, Inc.*	30,896	600,927
Corcept Therapeutics, Inc.*	53,804	451,416
Cross Country Healthcare, Inc.*	38,312	549,394
Digirad Corp.	84,132	391,214
Heska Corp.*	11,030	729,193
Inogen, Inc.*	7,807	503,005
Landauer, Inc.	10,246	507,177
NeoGenomics, Inc.*	69,378	620,239
OraSure Technologies, Inc.*	57,460	484,388
Progenics Pharmaceuticals, Inc.*,2	33,799	302,501
RadNet, Inc.*	65,837	408,189
Recro Pharma, Inc.*	45,930	367,440
Sharps Compliance Corp.*,2	86,174	371,410
Simulations Plus, Inc.[2]	33,140	313,173
Sucampo Pharmaceuticals, Inc., Class A*	45,855	745,144
Supernus Pharmaceuticals, Inc.*	25,715	554,158
Surmodics, Inc.*	10,113	242,206
U.S. Physical Therapy, Inc.	10,469	670,016
Vascular Solutions, Inc.*	10,937	602,629
Xencor, Inc.*	10,660	272,470
Total Health Care		12,080,166
Industrials - 15.7%
Apogee Enterprises, Inc.	10,718	511,249
CRA International, Inc.	19,653	645,798
Douglas Dynamics, Inc.	9,283	296,592
GEE Group, Inc.*,2	26,417	129,972
Global Brass & Copper Holdings, Inc.	15,232	436,397
GP Strategies Corp.*	25,049	657,536
Heritage-Crystal Clean, Inc.*	44,726	729,034
Insteel Industries, Inc.	15,987	632,606
Kadant, Inc.	9,644	603,714
Lawson Products, Inc.*	6,499	154,026
NV5 Global, Inc.*	13,443	491,342
Orion Group Holdings, Inc.*	48,738	485,918
Patrick Industries, Inc.*	7,490	534,412
Radiant Logistics, Inc.*	111,263	404,997
Willdan Group, Inc.*	22,026	541,399

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Industrials - 15.7% (continued)
YRC Worldwide, Inc.*	27,434	$347,863
Total Industrials		7,602,855
Information Technology - 26.4%
8x8, Inc.*	27,518	375,621
American Software, Inc., Class A	42,219	465,253
BroadSoft, Inc.*	13,765	571,247
Carbonite, Inc.*	32,093	593,720
CEVA, Inc.*	15,031	477,986
Clearfield, Inc.*	26,065	500,448
DSP Group, Inc.*	46,925	549,022
Exa Corp.*	31,355	464,995
Extreme Networks, Inc.*	121,645	514,558
FormFactor, Inc.*	48,227	540,142
Forrester Research, Inc.	10,884	445,156
GigPeak, Inc.*	279,331	751,400
GTT Communications, Inc.*	22,840	580,136
The Hackett Group, Inc.	44,096	783,145
MeetMe, Inc.*	117,309	565,429
Mitek Systems, Inc.*,[2]	68,923	385,969
MRV Communications, Inc. *,[2]	36,621	289,306
NVE Corp.	7,640	510,123
Oclaro, Inc.*	45,590	407,575
PDF Solutions, Inc.*	29,140	686,247
Planet Payment, Inc.*	100,123	402,494
PRGX Global, Inc.*	108,948	593,767
Radisys Corp.*	103,757	433,704
RingCentral, Inc., Class A*	10,069	216,987
Sapiens International Corp. N.V.	36,865	545,971
SPS Commerce, Inc.*	2,612	180,933
Total Information Technology		12,831,334
Materials - 2.6%
Flotek Industries, Inc.*,2	51,937	699,072

	Shares	Value
Neenah Paper, Inc.	6,564	$557,284
Total Materials		1,256,356
Telecommunication Services - 2.4%
Cogent Communications Holdings, Inc.	12,660	474,117
Vonage Holdings Corp.*	104,610	689,380
Total Telecommunication Services		1,163,497
Total Common Stocks (cost $40,250,133)		48,382,754

	Principal Amount
Short-Term Investments - 4.4%
Repurchase Agreements - 3.9%[3]
Cantor Fitzgerald Securities, Inc., dated 11/30/16, due 12/01/16, 0.300% total to be received $1,000,008 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.500%, 12/15/16 - 10/20/66, totaling $1,020,000)	$1,000,000	1,000,000
Daiwa Capital Markets America, dated 11/30/16, due 12/01/16, 0.300%, total to be received $896,167 (collateralized by various U.S. Government Agency Obligations, 0.000% - 6.500%, 12/01/16 - 09/09/49, totaling $914,083)	896,160	896,160
Total Repurchase Agreements		1,896,160

	Shares
Other Investment Companies - 0.5%[1]
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.28%	268,669	268,669
Total Short-Term Investments (cost $2,164,829)		2,164,829
Total Investments - 104.1% (cost $42,414,962)		50,547,583
Other Assets, less Liabilities - (4.1)%		(2,006,878)
Net Assets - 100.0%		$48,540,705

The accompanying notes are an integral part of these financial statements.

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At November 30, 2016, the approximate cost of investments and the aggregate gross unrealized appreciation and depreciation for federal income tax were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Cadence Capital Appreciation Fund	$80,310,259	$19,913,288	$(2,240,303)	$17,672,985
AMG Managers Cadence Mid Cap Fund	120,093,404	13,780,018	(1,727,711)	12,052,307
AMG Managers Cadence Emerging Companies Fund	42,629,453	9,120,030	(1,201,900)	7,918,130

*	Non-income producing security.
[1]	Yield shown represents the November 30, 2016, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these securities were out on loan to various brokers as of November 30, 2016, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Cadence Mid Cap Fund	$3,461,367	2.8%
AMG Managers Cadence Emerging Companies Fund	1,985,768	4.1%

[3]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

As of November 30, 2016, the investments in AMG Managers Cadence Capital Appreciation Fund were all Level 1 inputs. For a detailed breakout of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments previously presented in this report.

The following tables summarize the inputs used to value the Funds’ investments by the fair value hierarchy levels as of November 30, 2016: (See Note 1(a) in the Notes to Financial Statements.)

	Quoted Prices in Active Markets for Identical Investments Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3	Total
AMG Managers Cadence Mid Cap Fund
Investments in Securities
Common Stocks†	$125,488,216	—	—	$125,488,216
Short-Term Investments
Repurchase Agreements	—	$3,566,863	—	3,566,863
Other Investment Companies	3,090,632	—	—	3,090,632
Total Investments in Securities

	$128,578,848	$3,566,863	—	$132,145,711

	Quoted Prices in Active Markets	Significant Other	Significant
	for Identical Investments	Observable Inputs	Unobservable Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Cadence Emerging Companies Fund
Investments in Securities
Common Stocks†	$48,382,754	—	—	$48,382,754
Short-Term Investments
Repurchase Agreements	—	$1,896,160	—	1,896,160
Other Investment Companies	268,669	—	—	268,669
Total Investments in Securities

	$48,651,423	$1,896,160	—	$50,547,583

†	All common stocks held in the Funds are level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of November 30, 2016, the Funds had no transfers between levels from the beginning of the reporting period.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (unaudited)

November 30, 2016

	AMG Managers	AMG Managers	AMG Managers
	Cadence		Cadence
	Capital	Cadence	Emerging
	Appreciation	Mid Cap	Companies
	Fund#	Fund#	Fund#
Assets:
Investments at value* (including securities on loan valued at $0, $3,461,367, and $1,985,768, respectively)	$97,983,244	$132,145,711	$50,547,583
Receivable for investments sold	—	2,987,552	256,673
Dividends, interest and other receivables	136,844	138,507	28,172
Receivable from affiliate	94	—	4,068
Receivable for Fund shares sold	17,081	8,082	114,316
Prepaid expenses and other	37,072	36,272	26,776
Total assets	98,174,335	135,316,124	50,977,588
Liabilities:
Payable upon return of securities loaned	—	3,566,863	1,896,160
Payable for Fund shares repurchased	103,542	1,172,332	92,830
Payable for investments purchased	—	4,728,435	367,439
Accrued expenses:
Investment advisory and management fees	36,005	48,012	48,206
Administrative fees	12,002	15,340	5,785
Distribution fees - Class N	12,403	17,600	—
Shareholder servicing fees - Class N	7,442	10,560	—
Shareholder servicing fees - Class I	342	1,624	—
Shareholder servicing fees - Class S	—	—	951
Printing expense	17,555	23,063	4,659
Trustees fees and expenses	2,838	3,590	1,172
Other	31,735	31,721	19,681
Total liabilities	223,864	9,619,140	2,436,883
Net Assets	$97,950,471	$125,696,984	$48,540,705
Net Assets Represent:
Paid-in capital	$131,510,698	$105,032,103	$58,536,305
Undistributed (accumulated) net investment income (loss)	551,057	1,207,654	(251,292)
Accumulated net realized gain (loss) from investments	(52,540,777)	7,089,732	(17,876,929)
Net unrealized appreciation of investments	18,429,493	12,367,495	8,132,621
Net Assets	$97,950,471	$125,696,984	$48,540,705
* Investments at cost	$79,553,751	$119,778,211	$42,414,962

#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities (continued)

	AMG Managers	AMG Managers	AMG Managers
	Cadence		Cadence
	Capital	Cadence	Emerging
	Appreciation	Mid Cap	Companies
	Fund#	Fund#	Fund#
Class N:
Net Assets	$60,800,392	$87,235,856	n/a
Shares outstanding	2,228,622	3,082,842	n/a
Net asset value, offering and redemption price per share	$27.28	$28.30	n/a
Class S:
Net Assets	n/a	n/a	$5,500,683
Shares outstanding	n/a	n/a	128,429
Net asset value, offering and redemption price per share	n/a	n/a	$42.83
Class I:
Net Assets	$2,733,733	$13,557,420	$43,040,022
Shares outstanding	98,723	465,263	929,077
Net asset value, offering and redemption price per share	$27.69	$29.14	$46.33
Class Z:
Net Assets	$34,416,346	$24,903,708	n/a
Shares outstanding	1,213,251	819,474	n/a
Net asset value, offering and redemption price per share	$28.37	$30.39	n/a

#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statement of Operations (unaudited)

For the six months ended November 30, 2016

	AMG Managers	AMG Managers	AMG Managers
	Cadence		Cadence
	Capital	Cadence	Emerging
	Appreciation	Mid Cap	Companies
	Fund#	Fund#	Fund#
Investment Income:
Dividend income	$747,840	$841,568	$143,996
Securities lending income	1,229	10,197	5,750
Foreign withholding tax	—	—	(1,773)
Total investment income	749,069	851,765	147,973
Expenses:
Investment advisory and management fees	224,620	287,514	273,413
Administrative fees	108,462	138,895	46,968
Distribution fees - Class N	77,378	109,947	—
Shareholder servicing fees - Class N	46,427	65,968	—
Shareholder servicing fees - Class I	3,538	14,559	—
Shareholder servicing fees - Class S	—	—	4,615
Registration fees	12,565	11,344	8,458
Professional fees	18,437	19,421	15,381
Transfer agent fees	11,844	12,287	783
Reports to shareholders	12,080	15,759	4,078
Custodian fees	6,179	6,164	5,335
Trustees fees and expenses	3,134	4,010	1,223
Miscellaneous	1,975	2,116	942
Expense repayment	—	4,098	—
Total expenses before offsets/reductions	526,639	692,082	361,196
Expense reimbursements	(39,761)	(41,209)	(45,980)
Expense reductions	(2,525)	—	(1,396)
Net expenses	484,353	650,873	313,820
Net investment income (loss)	264,716	200,892	(165,847)
Net Realized and Unrealized Gain (Loss):
Net realized gain on investments	5,622,575	6,378,237	1,725,697
Net change in unrealized appreciation (depreciation) of investments	(394,107)	30,524	5,690,059
Net realized and unrealized gain	5,228,468	6,408,761	7,415,756
Net increase in net assets resulting from operations	$5,493,184	$6,609,653	$7,249,909

#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

For the six months ended November 30, 2016 (unaudited) and fiscal year ended May 31, 2016

	AMG Managers Cadence		AMG Managers Cadence		AMG Managers Cadence
	Capital Appreciation Fund#		Mid Cap Fund#		Emerging Companies Fund#
	November 30,	May 31,	November 30,	May 31,	November 30,	May 31,
	2016	2016	2016	2016	2016	2016
Increase (Decrease) in Net
Assets Resulting From Operations:
Net investment income (loss)	$264,716	$784,093	$200,892	$1,095,508	$(165,847)	$(286,591)
Net realized gain on investments	5,622,575	8,269,066	6,378,237	3,025,232	1,725,697	2,890,106
Net change in unrealized appreciation (depreciation) of investments	(394,107)	(11,579,523)	30,524	(15,089,387)	5,690,059	(1,759,644)
Net increase (decrease) in net assets resulting from operations	5,493,184	(2,526,364)	6,609,653	(10,968,647)	7,249,909	843,871
Distributions to Shareholders:
From net investment income:
Class N	—	(356,449)	—	—	—	—
Class I	—	(53,559)	—	(13,249)	—	—
Class Z	—	(325,307)	—	(100,817)	—	—
From net realized gain on investments:
Class N	—	—	—	(10,199,415)	—	—
Class I	—	—	—	(1,508,909)	—	—
Class Z	—	—	—	(3,048,088)	—	—
Total distributions to shareholders	—	(735,315)	—	(14,870,478)	—	—
Capital Share Transactions:[1]
Net increase (decrease) from capital share transactions	(9,817,765)	(26,432,738)	(10,442,929)	(9,797,749)	2,128,452	609,600
Total increase (decrease) in net assets	(4,324,581)	(29,694,417)	(3,833,276)	(35,636,874)	9,378,361	1,453,471
Net Assets:
Beginning of period	102,275,052	131,969,469	129,530,260	165,167,134	39,162,344	37,708,873
End of period	$97,950,471	$102,275,052	$125,696,984	$129,530,260	$48,540,705	$39,162,344
End of period undistributed (accumulated) net investment income (loss)	$551,057	$286,341	$1,207,654	$1,006,762	$(251,292)	$(85,445)

#	Effective October 1, 2016, the Funds’ share classes were renamed as described in Note 1 of the Notes to the Financial Statements.
[1]	See Note 1(g) of the Notes to Financial Statements.

The accompanying notes are an integral part of these financial statements.

AMG Managers Cadence Capital Appreciation Fund

Financial Highlights

For a share outstanding throughout each period

	For the six months ended November 30, 2016 (unaudited)*
		For the fiscal years ended May 31,
Class N		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$25.83	$26.49	$23.54	$19.78	$16.59	$17.57
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.05	0.15 [14]	0.08	0.13 [4]	0.15 [6]	0.04
Net realized and unrealized gain (loss) on investments	1.40	(0.67)	3.01	3.73	3.17	(1.01)
Total income (loss) from investment operations	1.45	(0.52)	3.09	3.86	3.32	(0.97)
Less Distributions to Shareholders from:
Net investment income	—	(0.14)	(0.14)	(0.10)	(0.13)	(0.01)
Net Asset Value, End of Period	$27.28	$25.83	$26.49	$23.54	$19.78	$16.59
Total Return[2]	5.62%[15]	(1.98)%	13.16%	19.53%	20.12%	(5.50)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.12%[16]	1.02%	1.12%	1.09%[5]	1.12%[7]	1.11%
Ratio of expenses to average net assets (with offsets)	1.12%[16]	1.02%	1.13%	1.13%[5]	1.14%[7]	1.12%
Ratio of total expenses to average net assets (without offsets/ reductions)[3]	1.20%[16]	1.15%	1.22%	1.23%[5]	1.23%[7]	1.21%
Ratio of net investment income to average net assets[2]	0.38%[16]	0.60%	0.30%	0.59%[5]	0.81%[7]	0.21%
Portfolio turnover	13%[15]	22%	41%	52%	79%	163%
Net assets at end of Period (000’s omitted)	$60,800	$62,760	$75,755	$81,866	$87,419	$68,310

	For the six months ended November 30, 2016 (unaudited)*
		For the fiscal years ended May 31,
Class I		2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$26.19	$26.88	$23.74	$19.99	$16.71	$17.67
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.08	0.17 [14]	0.12	0.16 [4]	0.14 [6]	0.06
Net realized and unrealized gain (loss) on investments	1.42	(0.70)	3.06	3.76	3.24	(1.01)
Total income (loss) from investment operations	1.50	(0.53)	3.18	3.92	3.38	(0.95)
Less Distributions to Shareholders from:
Net investment income	—	(0.16)	(0.04)	(0.17)	(0.10)	(0.01)
Net Asset Value, End of Period	$27.69	$26.19	$26.88	$23.74	$19.99	$16.71
Total Return[2]	5.73%[15]	(1.97)%	13.41%	19.63%[8]	20.31%[8]	(5.38)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.94%[16]	0.96%	0.97%	0.94%[5]	0.95%[7]	0.96%
Ratio of expenses to average net assets (with offsets)	0.94%[16]	0.96%	0.98%	0.98%[5]	0.97%[7]	0.97%
Ratio of total expenses to average net assets (without offsets/ reductions)[3]	1.03%[16]	1.09%	1.07%	1.08%[5]	1.06%[7]	1.06%
Ratio of net investment income to average net assets[2]	0.59%[16]	0.66%	0.45%	0.74%[5]	0.76%[7]	0.34%
Portfolio turnover	13%[15]	22%	41%	52%	79%	163%
Net assets at end of Period (000’s omitted)	$2,734	$4,842	$10,287	$42,245	$55,735	$67,536

AMG Managers Cadence Capital Appreciation Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended November 30, 2016	For the fiscal years ended May 31,
Class Z	(unaudited)*	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$26.80	$27.50	$24.44	$20.57	$17.21	$18.24
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.11	0.24 [14]	0.18	0.22 [4]	0.18 [6]	0.10
Net realized and unrealized gain (loss) on investments	1.46	(0.70)	3.14	3.88	3.34	(1.03)
Total income (loss) from investment operations	1.57	(0.46)	3.32	4.10	3.52	(0.93)
Less Distributions to Shareholders from:
Net investment income	—	(0.24)	(0.26)	(0.23)	(0.16)	(0.10)
Net Asset Value, End of Period	$28.37	$26.80	$27.50	$24.44	$20.57	$17.21
Total Return[2]	5.86%[15]	(1.67)%	13.62%	19.96%	20.57%	(5.10)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.72%[16]	0.72%	0.72%	0.69%[5]	0.70%[7]	0.71%
Ratio of expenses to average net assets (with offsets)	0.72%[16]	0.72%	0.73%	0.73%[5]	0.72%[7]	0.72%
Ratio of total expenses to average net assets (without offsets/ reductions)[3]	0.80%[16]	0.85%	0.82%	0.83%[5]	0.81%[7]	0.81%
Ratio of net investment income to average net assets[2]	0.79%[16]	0.90%	0.70%	1.00%[5]	1.00%[7]	0.58%
Portfolio turnover	13%[15]	22%	41%	52%	79%	163%
Net assets at end of Period (000’s omitted)	$34,416	$34,673	$45,927	$45,795	$37,536	$85,338

AMG Managers Cadence Mid Cap Fund

Financial Highlights

For a share outstanding throughout each Period

	For the six
	months ended November 30, 2016	For the fiscal years ended May 31,
Class N	(unaudited)*	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$26.87	$32.15	$34.15	$28.32	$24.10	$26.29
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	0.03	0.19 [14]	(0.06)	(0.02)[4]	0.03 [6]	(0.06)
Net realized and unrealized gain (loss) on investments	1.40	(2.32)	4.88	5.85	4.23	(2.13)
Total income (loss) from investment operations	1.43	(2.13)	4.82	5.83	4.26	(2.19)
Less Distributions to Shareholders from:
Net investment income	—	—	—	—	(0.04)	—
Net realized gain on investments	—	(3.15)	(6.82)	—	—	—
Total distributions to shareholders	—	(3.15)	(6.82)	—	(0.04)	—
Net Asset Value, End of Period	$28.30	$26.87	$32.15	$34.15	$28.32	$24.10
Total Return[2]	5.32%[15]	(6.64)%	15.14%	20.59%	17.70%	(8.33)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.12%[16]	1.11%	1.12%	1.11%[9]	1.13%[10]	1.11%
Ratio of expenses to average net assets (with offsets)	1.12%[16]	1.11%	1.13%	1.13%[9]	1.14%[10]	1.12%
Ratio of total expenses to average net assets (without offsets/ reductions)[3]	1.18%[16]	1.21%	1.19%	1.18%[9]	1.21%[10]	1.20%
Ratio of net investment income (loss) to average net assets[2]	0.21%[16]	0.67%	(0.16)%	(0.05)%[9]	0.13%[10]	(0.25)%
Portfolio turnover	87%[15]	149%	130%	203%	121%	127%
Net assets at end of Period (000’s omitted)	$87,236	$89,179	$116,666	$122,497	$163,088	$138,115

	For the six
	months ended November 30, 2016	For the fiscal years ended May 31,
Class I	(unaudited)*	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$27.65	$33.07	$35.04	$29.02	$24.67	$26.87
Income (Loss) from Investment Operations:
Net investment income (loss)[1,2]	0.06	0.25 [14]	(0.01)	0.05 [4]	0.08 [6]	(0.02)
Net realized and unrealized gain (loss) on investments	1.43	(2.39)	5.02	5.97	4.32	(2.18)
Total income (loss) from investment operations	1.49	(2.14)	5.01	6.02	4.40	(2.20)
Less Distributions to Shareholders from:
Net investment income	—	(0.03)	—	—	(0.05)	—
Net realized gain on investments	—	(3.25)	(6.98)	—	—	—
Total distributions to shareholders	—	(3.28)	(6.98)	—	(0.05)	—
Net Asset Value, End of Period	$29.14	$27.65	$33.07	$35.04	$29.02	$24.67
Total Return[2]	5.39%[15]	(6.50)%	15.34%	20.74%	17.88%	(8.19)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.94%[16]	0.97%	0.97%	0.96%[9]	0.98%[10]	0.96%
Ratio of expenses to average net assets (with offsets)	0.94%[16]	0.97%	0.98%	0.98%[9]	0.99%[10]	0.97%
Ratio of total expenses to average net assets (without offsets/ reductions)[3]	1.00%[16]	1.07%	1.04%	1.03%[9]	1.06%[10]	1.05%
Ratio of net investment income (loss) to average net assets[2]	0.40%[16]	0.86%	(0.01)%	0.15%[9]	0.32%[10]	(0.09)%
Portfolio turnover	87%[15]	149%	130%	203%	121%	127%
Net assets at end of Period (000’s omitted)	$13,557	$13,715	$14,809	$33,215	$65,393	$92,851

AMG Managers Cadence Mid Cap Fund

Financial Highlights

For a share outstanding throughout each Period

	For the six
	months ended November 30, 2016	For the fiscal years ended May 31,
Class Z	(unaudited)*	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$28.79	$34.45	$36.44	$30.18	$25.66	$27.88
Income (Loss) from Investment Operations:
Net investment income[1,2]	0.09	0.33 [14]	0.09	0.12 [4]	0.15 [6]	0.04
Net realized and unrealized gain (loss) on investments	1.51	(2.49)	5.21	6.23	4.50	(2.26)
Total income (loss) from investment operations	1.60	(2.16)	5.30	6.35	4.65	(2.22)
Less Distributions to Shareholders from:
Net investment income	—	(0.11)	—	(0.09)	(0.13)	—
Net realized gain on investments	—	(3.39)	(7.29)	—	—	—
Total distributions to shareholders	—	(3.50)	(7.29)	(0.09)	(0.13)	—
Net Asset Value, End of Period	$30.39	$28.79	$34.45	$36.44	$30.18	$25.66
Total Return[2]	5.56%[15]	(6.28)%	15.62%	21.04%	18.20%	(7.96)%
Ratio of net expenses to average net assets (with offsets/reductions)	0.72%[16]	0.72%	0.72%	0.71%[9]	0.73%[10]	0.71%
Ratio of expenses to average net assets (with offsets)	0.72%[16]	0.72%	0.73%	0.73%[9]	0.74%[10]	0.72%
Ratio of total expenses to average net assets (without offsets/ reductions)[3]	0.78%[16]	0.82%	0.79%	0.78%[9]	0.81%[10]	0.80%
Ratio of net investment income to average net assets[2]	0.61%[16]	1.07%	0.24%	0.35%[9]	0.56%[10]	0.15%
Portfolio turnover	87%[15]	149%	130%	203%	121%	127%
Net assets at end of Period (000’s omitted)	$24,904	$26,636	$33,693	$170,920	$194,755	$234,346

AMG Managers Cadence Emerging Companies Fund

Financial Highlights

For a share outstanding throughout each period

	For the six
	months ended November 30, 2016	For the fiscal years ended May 31,
Class S	(unaudited)*	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$36.33	$35.29	$30.70	$26.84	$20.39	$21.88
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.20)	(0.33)[14]	(0.32)[11]	(0.29)[4]	(0.07)[6]	(0.24)
Net realized and unrealized gain (loss) on investments	6.70	1.37	4.91	4.15	6.52	(1.25)
Total income (loss) from investment operations	6.50	1.04	4.59	3.86	6.45	(1.49)
Net Asset Value, End of Period	$42.83	$36.33	$35.29	$30.70	$26.84	$20.39
Total Return[2]	17.86%[15]	2.95%[8]	14.95%	14.38%	31.63%	(6.81)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.67%[16]	1.65%	1.66%	1.61%[12]	1.63%[13]	1.60%
Ratio of expenses to average net assets (with offsets)	1.67%[16]	1.65%	1.67%	1.66%[12]	1.68%[13]	1.66%
Ratio of total expenses to average net assets (without offsets/ reductions)[3]	1.87%[16]	1.97%	1.96%	1.90%[12]	1.99%[13]	1.98%
Ratio of net investment loss to average net assets[2]	(0.98)%[16]	(0.96)%	(0.98)%	(0.94)%[12]	(0.31)%[13]	(1.16)%
Portfolio turnover	44%[15]	150%	146%	127%	101%	120%
Net assets at end of Period (000’s omitted)	$5,501	$3,099	$3,143	$3,540	$3,184	$2,505

	For the six
	months ended November 30, 2016	For the fiscal years ended May 31,
Class I	(unaudited)*	2016	2015	2014	2013	2012
Net Asset Value, Beginning of Period	$39.25	$38.04	$33.00	$28.80	$21.81	$23.35
Income (Loss) from Investment Operations:
Net investment loss[1,2]	(0.16)	(0.27)[14]	(0.25)[11]	(0.23)[4]	(0.01)[6]	(0.20)
Net realized and unrealized gain (loss) on investments	7.24	1.48	5.29	4.43	7.00	(1.34)
Total income (loss) from investment operations	7.08	1.21	5.04	4.20	6.99	(1.54)
Net Asset Value, End of Period	$46.33	$39.25	$38.04	$33.00	$28.80	$21.81
Total Return[2]	18.04%[15]	3.18%	15.27%	14.58%[8]	32.05%[8]	(6.60)%
Ratio of net expenses to average net assets (with offsets/reductions)	1.42%[16]	1.42%	1.41%	1.38%[12]	1.38%[13]	1.37%
Ratio of expenses to average net assets (with offsets)	1.42%[16]	1.42%	1.42%	1.43%[12]	1.43%[13]	1.43%
Ratio of total expenses to average net assets (without offsets/ reductions)[3]	1.63%[16]	1.74%	1.71%	1.67%[12]	1.74%[13]	1.73%
Ratio of net investment loss to average net assets[2]	(0.74)%[16]	(0.71)%	(0.73)%	(0.71)%[12]	(0.05)%[13]	(0.94)%
Portfolio turnover	44%[15]	150%	146%	127%	101%	120%
Net assets at end of Period (000’s omitted)	$43,040	$36,064	$34,566	$39,463	$36,123	$34,883

Notes to Financial Highlights

The following should be read in conjunction with the Financial Highlights of the Funds previously presented in this report.

*	Effective October 1, 2016, the Investor Class, Service Class and Institutional Class of AMG Managers Cadence Capital Appreciation Fund and AMG Managers Cadence Mid-Cap Fund were renamed Class N, Class I and Class Z, respectively, and the Service Class and Institutional Class of AMG Managers Cadence Emerging Companies Fund were renamed Class S and Class I, respectively.
[1]	Per share numbers have been calculated using average shares.
[2]	Total returns and net investment income would have been lower had certain expenses not been offset.
[3]	Excludes the impact of expense reimbursements or fee waivers and expense reductions such as brokerage credits, but includes expense repayments and non-reimbursable expenses, if any, such as interest, taxes and extraordinary expenses. (See Notes 1(c) and 2, in the Notes to Financial Statements.)
[4]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.12, $0.15, and $0.21 for AMG Managers Cadence Capital Appreciation Fund’s Class N, Class I, and Class Z, respectively, $(0.03), $0.04, and $0.11 for AMG Managers Cadence Mid Cap Fund’s Class N, Class I, and Class Z, respectively, and $(0.32) and $(0.26) for AMG Managers Cadence Emerging Companies Fund’s Class S and Class I, respectively.
[5]	Includes non-routine extraordinary expenses amounting to 0.007%, 0.007%, and 0.007% of average net assets for the Class N, Class I, and Class Z, respectively.
[6]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.09, $0.08, and $0.13 for AMG Managers Cadence Capital Appreciation Fund’s Class N, Class I, and Class Z, respectively, $(0.11), $(0.06), and $0.01 for AMG Managers Cadence Mid Cap Fund’s Class N, Class I, and Class Z, respectively, and $(0.31) and $(0.25) for AMG Managers Cadence Emerging Companies Fund’s Class S, and Class I, respectively.
[7]	Includes non-routine extraordinary expenses amounting to 0.022%, 0.004%, and 0.003% of average net assets for the Class N, Class I, and Class Z, respectively.
[8]	The Total Return is based on the Financial Statement Net Asset Values as shown above.
[9]	Includes non-routine extraordinary expenses amounting to 0.008%, 0.007%, and 0.008% of average net assets for the Class N, Class I, and Class Z, respectively.
[10]	Includes non-routine extraordinary expenses amounting to 0.018%, 0.015%, and 0.016% of average net assets for the Class N, Class I, and Class Z, respectively.
[11]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $(0.33) and $(0.27) for the Class S, and Class I, respectively.
[12]	Includes non-routine extraordinary expenses amounting to 0.009% and 0.009% of average net assets for the Class S and Class I, respectively.
[13]	Includes non-routine extraordinary expenses amounting to 0.014% and 0.014% of average net assets for the Class S and Class I, respectively
[14]	Includes non-recurring dividends. Without these dividends, net investment income per share would have been $0.14, $0.16, and $0.23 for AMG Managers Cadence Capital Appreciation Fund’s Class N, Class I, and Class Z, respectively, $0.01, $0.07, and $0.13 for AMG Managers Cadence Mid Cap Fund’s Class N, Class I, and Class Z, respectively, and $(0.36) and $(0.29) for AMG Managers Cadence Emerging Companies Fund’s Class S, and Class I, respectively.
[15]	Not annualized.
[16]	Annualized.

Notes to Financial Statements (unaudited)

November 30, 2016

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMG Funds III (the “Trust”) is an open-end management investment company, organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Currently, the Trust consists of a number of different funds, each having distinct investment management objectives, strategies, risks, and policies. Included in this report are: AMG Managers Cadence Capital Appreciation Fund (“Capital Appreciation”), AMG Managers Cadence Mid Cap Fund (“Mid Cap”) and AMG Managers Cadence Emerging Companies Fund (“Emerging Companies”), each a “Fund” and collectively the “Funds.”

Effective October 1, 2016, the Investor Class, Service Class and Institutional Class of AMG Managers Cadence Capital Appreciation and AMG Managers Cadence Mid Cap were renamed Class N, Class I and Class Z, respectively, and the Service Class and Institutional Class of AMG Managers Cadence Emerging Companies were renamed Class S and Class I, respectively.

Capital Appreciation and Mid Cap offer Class N shares, Class I shares and Class Z shares. Emerging Companies offers Class S shares and Class I shares. Each class represents an interest in the same assets of the Fund. Although all share classes generally have identical voting rights, each share class votes separately when required by law. Different share classes may pay different distribution amounts to the extent the net asset value per share and/or the expenses of such share classes differ. Each share class has its own expense structure. Please refer to a current prospectus for additional information on each share class.

The Funds’ financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates and such differences could be material. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements:

a. VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Funds LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

25

Notes to Financial Statements (continued)

U.S. GAAP defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

b. SECURITY TRANSACTIONS

Security transactions are accounted for as of trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

c. INVESTMENT INCOME AND EXPENSES

Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Dividend and interest income on foreign securities is recorded gross of any withholding tax. Non-cash dividends included in dividend income, if any, are reported at the fair market value of the securities received. Upon notification from issuers, distributions received from a real estate investment trust (“REIT”) may be redesignated as a reduction of cost of investments and/or realized gain. Other income and expenses are recorded on an accrual basis. Expenses that cannot be directly attributed to a Fund are apportioned among the Funds in the Trust and other trusts within the AMG Funds family of mutual funds (collectively the “AMG Funds family”) and other affiliated funds based upon their relative average net assets or number of shareholders. Investment income, realized and unrealized gains and losses, the common expenses of each Fund, and certain Fund level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund.

Capital Appreciation and Emerging Companies had certain portfolio trades directed to various brokers under a brokerage recapture program. Credit received from the brokerage recapture program are earned and paid on a monthly basis, and are recorded as expense offsets, which serve to reduce the Fund’s overall expense ratio. For the six months ended November 30, 2016, the impact on the expense ratios, if any, were as follows: Capital Appreciation and Emerging Companies were $2,525 and $1,396, respectively, which were less than 0.01% of average net assets.

d. DIVIDEND AND DISTRIBUTIONS

Fund distributions resulting from either net investment income or realized net capital gains, if any, will normally be declared and paid at least annually in December, as described in the Funds’ prospectus. Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined in accordance with federal income tax regulations, which may differ from net investment income and net realized capital gains for financial statement purposes (U.S. GAAP). Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Permanent book and tax basis differences, if any, relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary differences arise when certain items of income, expense and gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Permanent differences are primarily due to net operating losses. Temporary differences are due to differing treatments for losses deferred due to excise tax regulations and wash sales.

e. FEDERAL TAXES

Each Fund currently qualifies as an investment company and intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its taxable income and gains to its shareholders and to meet certain diversification and income requirements with respect to investment companies. Therefore, no provision for federal income or excise tax is included in the accompanying financial statements.

Additionally, based on each Fund’s understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which it invests, each Fund will provide for foreign taxes, and where appropriate, deferred foreign taxes.

Management has analyzed the Funds’ tax positions taken on federal income tax returns as of May 31, 2016 and for all open tax years (generally, the three prior taxable years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. Additionally, management is not

26

Notes to Financial Statements (continued)

aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Net capital losses incurred in taxable years beginning after the enactment of the Regulated Investment Company Modernization Act of 2010, may be carried forward for an unlimited time period. Such losses will be required to be utilized prior to any loss carryovers incurred in pre-enactment taxable years, which generally expire eight years following the close of the taxable year in which they were incurred. As a result of this ordering rule, pre-enactment capital loss carryovers may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward retain their tax character as either short-term or long-term capital losses, unlike pre-enactment losses which are considered all short-term.

f. CAPITAL LOSS CARRYOVERS AND DEFERRALS

As of November 30, 2016, the following Funds had accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes as shown in the following chart. These amounts may be used to offset future realized capital gains, if any, through the expiration dates listed or in the case of post-enactment losses, for an unlimited time period.

	Capital Loss Carryover Amounts		Expires
Fund	Short-Term	Long-Term	May 31,
Capital Appreciation
(Pre-Enactment)	$56,959,547	—	2018
Mid Cap
(Post-Enactment)	—	—	—
Emerging Companies
(Pre-Enactment)	$19,011,334	—	2018

As of November 30,2016, Mid Cap had no accumulated net realized capital loss carryovers from securities transactions for federal income tax purposes. Should the Fund incur net capital losses for the fiscal year ended May 31, 2017, such amounts may be used to offset future capital gains, for an unlimited time period.

g. CAPITAL STOCK

The Trust’s Declaration of Trust authorizes for each Fund the issuance of an unlimited number of shares of beneficial interest, without par value. Each Fund records sales and repurchases of its capital stock on the trade date. The cost of securities contributed to the Funds in connection with the issuance of shares is based on the valuation of those securities in accordance with the Funds’ policy on investment valuation.

Notes to Financial Statements (continued)

For the six months ended November 30, 2016 (unaudited) and the fiscal year ended May 31, 2016, the capital stock transactions by class for Capital Appreciation, Mid Cap and Emerging Companies were as follows:

	Capital Appreciation
	November 30, 2016		May 31, 2016
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	15,851	$422,441	37,130	$955,633
Reinvestment of distributions	—	—	11,367	294,737
Cost of shares repurchased	(217,133)	(5,748,335)	(477,975)	(12,266,387)

Net decrease	(201,282)	$(5,325,894)	(429,478)	$(11,016,017)

Class I:
Proceeds from sale of shares	8,614	$227,850	17,006	$436,281
Reinvestment of distributions	—	—	2,034	53,472
Cost of shares repurchased	(94,741)	(2,493,287)	(216,927)	(5,726,406)

Net decrease	(86,127)	$(2,265,437)	(197,887)	$(5,236,653)

Class Z:
Proceeds from sale of shares	27,615	$758,013	111,888	$2,976,211
Reinvestment of distributions	—	—	11,785	316,664
Cost of shares repurchased	(108,312)	(2,984,447)	(499,525)	(13,472,943)

Net decrease	(80,697)	$(2,226,434)	(375,852)	$(10,180,068)

	Mid Cap
	November 30, 2016		May 31, 2016
	Shares	Amount	Shares	Amount
Class N:
Proceeds from sale of shares	36,116	$994,034	100,480	$2,851,927
Reinvestment of distributions	—	—	344,385	9,270,856
Cost of shares repurchased	(272,070)	(7,438,029)	(754,662)	(21,649,721)

Net decrease	(235,954)	$(6,443,995)	(309,797)	$(9,526,938)

Class I:
Proceeds from sale of shares	27,362	$783,488	64,572	$1,951,956
Reinvestment of distributions	—	—	54,636	1,512,326
Cost of shares repurchased	(58,203)	(1,634,754)	(70,939)	(2,038,365)

Net increase (decrease)	(30,841)	$(851,266)	48,269	$1,425,917

Class Z:
Proceeds from sale of shares	35,702	$1,039,072	66,803	$2,080,580
Reinvestment of distributions	—	—	95,511	2,750,719
Cost of shares repurchased	(141,382)	(4,186,740)	(215,258)	(6,528,027)

Net decrease	(105,680)	$(3,147,668)	(52,944)	$(1,696,728)

Notes to Financial Statements (continued)

	Emerging Companies
	November 30, 2016		May 31, 2016
	Shares	Amount	Shares	Amount
Class S:
Proceeds from sale of shares	53,801	$2,215,710	26,996	$944,985
Cost of shares repurchased	(10,654)	(428,399)	(30,776)	(1,056,913)

Net increase (decrease)	43,147	$1,787,311	(3,780)	$(111,928)

Class I:
Proceeds from sale of shares	116,883	$5,019,742	407,411	$15,710,861
Cost of shares repurchased	(106,624)	(4,678,601)	(397,306)	(14,989,333)

Net increase	10,259	$341,141	10,105	$721,528

At November 30, 2016, certain unaffiliated shareholders of record, specifically omnibus accounts, individually or collectively held greater than 10% of the net assets of the Funds as follows: Capital Appreciation – one owns 28%; Mid Cap – two collectively own 23% and Emerging Companies – two collectively own 44%. Transactions by these shareholders may have a material impact on their respective Funds.

h. REPURCHASE AGREEMENTS AND JOINT REPURCHASE AGREEMENTS

The Funds may enter into repurchase agreements for temporary cash management purposes provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the repurchase agreement during the term of the agreement. The underlying collateral for all repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

Additionally, the Funds may enter into joint repurchase agreements for reinvestment of cash collateral on securities lending transactions under the securities lending program offered by The Bank of New York Mellon (“BNYM”) (the “Program”), provided that the value of the underlying collateral, including accrued interest, will equal or exceed the value of the joint repurchase agreement during the term of the agreement. The Funds participate on a pro rata basis with other clients of BNYM in its share of the underlying collateral under such joint repurchase agreements and in its share of proceeds from any repurchase or other disposition of the underlying collateral. The underlying collateral for joint repurchase agreements is held in safekeeping by the Fund’s custodian or at the Federal Reserve Bank. If the seller defaults and the value of the collateral declines, or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited. Pursuant to the Program, the Funds are indemnified for such losses by BNYM.

At November 30, 2016, the market value of repurchase agreements or joint repurchase agreements outstanding for Capital Appreciation, Mid Cap and Emerging Companies were $0, $3,566,863 and $1,896,160, respectively.

2. AGREEMENTS AND TRANSACTIONS WITH AFFILIATES

For each of the Funds, the Trust has entered into an investment advisory agreement under which the Investment Manager, a subsidiary and the U.S. retail distribution arm of Affiliated Managers Group, Inc. (“AMG”), serves as investment manager to the Funds and is responsible for the Funds’ overall administration and operations. The Investment Manager selects one or more subadvisors for the Funds (subject to Board approval) and monitors each subadvisor’s investment performance, security holdings and investment strategies. Each Fund’s investment portfolio is managed by one or more portfolio managers who serve pursuant to a subadvisory agreement with the Investment Manager.

Investment management fees are paid directly by the Funds to the Investment Manager based on average daily net assets. For the six months ended November 30, 2016, the Funds’ investment management fees were paid at the following annual rate of each Fund’s average daily net assets:

Capital Appreciation	0.45%
Mid Cap	0.45%
Emerging Companies	1.25%

The Investment Manager has contractually agreed, through at least October 1, 2017, to waive management fees and/or reimburse Fund expenses in order to limit total annual fund operating expenses after fee waiver and expense reimbursements (exclusive of taxes, interest (including interest incurred in connection with bank and custody overdrafts), shareholder servicing fees, distribution and service (12b-1) fees, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses) of Capital Appreciation, Mid Cap and Emerging Companies to 0.72%, 0.72% and 1.42%, respectively, of each Fund’s average daily net assets subject to later reimbursement by the Funds in certain circumstances. The contractual expense limitation may only be terminated in the event the Investment Manager or a successor ceases to be the Investment Manager of the Fund or a successor fund, by mutual agreement between the Investment Manager and the Board, or in the event of each Fund’s liquidation unless the Fund is reorganized or is a party to a merger in which the surviving entity is successor to the accounting and performance information of the Fund.

Notes to Financial Statements (continued)

Each Fund is obligated to repay the Investment Manager such amounts waived, paid, or reimbursed in future years provided that the repayment occurs within thirty-six (36) months after the waiver or reimbursement and that such repayment would not cause the Fund’s total annual operating expenses after fee waiver and respective expense reimbursements in any such future year to exceed that Fund’s contractual expense limitation amount.

For the six months ended November 30, 2016, each Fund’s components of reimbursement are detailed in the following chart:

	Capital		Emerging
Expiration Date	Appreciation	Mid Cap	Companies
Less than 1 year*	$147,123	$161,167	$107,704
Within 2 years	150,996	156,434	119,948
Within 3 years	101,990	107,796	112,673

Total Amount Subject to Reimbursement	$400,109	$425,397	$340,325

*	A portion of this represents the expiration amount through the fiscal year ended March 31, 2017 of $95,030, $96,046 and $68,556 for Capital Appreciation, Mid Cap and Emerging Companies, respectively.

Each Fund has entered into an amended and restated Administration Agreement under which the Investment Manager serves as the Funds’ administrator (the “Administrator”) and is responsible for all non-portfolio management aspects of managing the Fund’s operations, including administration and shareholder services to each Fund as further described in each Fund’s prospectus. Effective October 1, 2016, each Fund pays a fee to the Administrator at the rate of 0.15% per annum of the Fund’s average daily net assets for this service. Prior to October 1, 2016, Capital Appreciate, Mid Cap, and Emerging Companies paid an administration fee under a similar contract at an annual rate of 0.25%, respectively, of each Fund’s average daily net assets.

Funds are distributed by AMG Distributors, Inc. (the “Distributor”), a wholly-owned subsidiary of the Investment Manager. The Distributor serves as the distributor and underwriter for each Fund and is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of each Fund will be continuously offered and will be sold directly to prospective purchasers and through brokers, dealers or other financial intermediaries who have executed selling agreements with the Distributor. Subject to the compensation arrangement discussed below, generally the Distributor bears all or a portion of the expenses of providing services pursuant to the distribution agreement, including the payment of the expenses relating to the distribution of prospectuses for sales purposes and any advertising or sales literature.

Capital Appreciation and Mid Cap have adopted a distribution and service plan (the “Plan”) with respect to the Class N shares, in accordance with the requirements of Rule 12b-1 under the 1940 Act and the requirements of the applicable rules of FINRA regarding asset-based sales charges. Pursuant to the Plan, each Fund may make payments to the Distributor for its expenditures in financing any activity primarily intended to result in the sale of each Fund’s Class N shares and for maintenance and personal service provided to existing shareholders of that class. The Plan authorizes payments to the Distributor up to 0.25% annually of each Fund’s daily net assets attributable to the Class N shares.

Effective October 1, 2016, for each of the Class N, Class I, and Class S shares, the Board has approved reimbursement payments to the Investment Manager for shareholder servicing expenses (“shareholder servicing fees”) incurred. Shareholder servicing fees include payments to financial intermediaries, such as broker-dealers (including fund supermarkets platforms), banks, and trust companies who provide shareholder recordkeeping, account servicing and other services. The Class N, Class I, and Class S shares may reimburse the Investment Manager for the actual amount incurred up to a maximum annual rate of each Class’s average daily net assets as shown in the table below.

The impact on the annualized expense ratios for the six months ended November 30, 2016, were as follows:

	Maximum	Actual
Fund	Amount Approved	Amount Incurred
Capital Appreciation
Class N	0.15%	0.15%
Class I*	0.25%	0.22%
Mid Cap
Class N	0.15%	0.15%
Class I*	0.25%	0.22%
Emerging Companies
Class S	0.25%	0.25%

*	Effective October 1, 2016, the maximum annual rate was decreased to 0.15% from 0.25%

The Board provides supervision of the affairs of the Trust, other trusts within the AMG Funds family and other affiliated funds. The Trustees of the Trust who are not affiliated with an Investment Manager receive an annual retainer and per meeting fees for regular, special and telephonic meetings, and they are reimbursed for out-of-pocket expenses incurred while carrying out their duties as Board members. The Chairman of the Board and the Audit Committee Chair receive additional annual retainers. Certain Trustees and Officers of the Funds are Officers and/or Directors of the Investment Manager, AMG and/or the Distributor.

The Securities and Exchange Commission has granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other eligible funds in the AMG Funds family. Participation in this interfund lending program is voluntary for both the borrowing and lending funds, and an interfund loan is only made if it benefits each participating fund. The Investment Manager administers the program according to procedures approved by the Board, and the Board monitors the operation of the program. An interfund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating funds. For the six months ended November 30, 2016, Capital Appreciation borrowed $1,190,199 for 4 days paying interest of $126. The interest amount is included in the Statement of Operations as miscellaneous expense. The Funds did not lend to other funds in the AMG Funds Family during the six months ended November 30, 2016. At November 30, 2016, the Funds had no interfund loans outstanding.

Notes to Financial Statements (continued)

3. PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities (excluding short-term securities and U.S. Government obligations) for the six months ended November 30, 2016, were as follows:

Fund	Purchases	Sales
Capital Appreciation	$12,619,211	$21,877,680
Mid Cap	109,663,657	116,387,672
Emerging Companies	22,015,029	18,793,174

The Funds had no purchases or sales of U.S. Government obligations during the six months ended November 30, 2016.

4. PORTFOLIO SECURITIES LOANED

The Funds participate in the Program providing for the lending of securities to qualified brokers. Securities lending income includes earnings of such temporary cash investments, plus or minus any rebate to a borrower. These earnings (after any rebate) are then divided between BNYM, as a fee for its services under the Program, and the Funds, according to agreed-upon rates. Collateral on all securities loaned is accepted in cash and is maintained at a minimum level of 102% (105% in the case of certain foreign securities) of the market value, plus interest, if applicable, of investments on loan. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. Under the terms of the Program, the Funds are indemnified for such losses by BNYM. Cash collateral is held in a separate omnibus account managed by BNYM, who is authorized to exclusively enter into joint overnight government repurchase agreements. BNYM bears the risk of any deficiency in the amount of the cash collateral available for return to the borrower due to any loss on the collateral invested.

At November 30, 2016, the value of the securities loaned and cash collateral received, were as follows.

	Securities	Cash Collateral
Fund	Loaned	Received
Mid Cap	$3,461,367	$3,566,863
Emerging Companies	1,985,768	1,896,160

5. COMMITMENTS AND CONTINGENCIES

Under the Trust’s organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts and agreements that contain a variety of representations and warranties, which provide general indemnifications. The maximum exposure to the Funds under these arrangements is unknown, as this would involve future claims that may be made against a Fund that have not yet occurred. However, based on experience, the Funds had no prior claims or losses and expect the risks of loss to be remote.

6. MASTER NETTING AGREEMENTS

The Funds may enter into master netting agreements with their counterparties for the securities lending program and repurchase agreements, which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting agreements in the Statement of Assets and Liabilities. For securities lending transactions, see Note 4.

Notes to Financial Statements (continued)

The following table is a summary of the Funds’ open repurchase agreements that are subject to a master netting agreement as of November 30, 2016:

		Gross Amount Not Offset in the
	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Statement of Assets and Liabilities
		Financial	Cash Collateral
Fund		Instruments	Received	Net Amount
Mid Cap
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Daiwa Capital Markets America	1,000,000	1,000,000	—	—
Nomura Securities International, Inc.	1,000,000	1,000,000	—	—
RBC Dominion Securities, Inc.	566,863	566,863	—	—

Totals	$3,566,863	$3,566,863	—	—

Emerging Companies
Cantor Fitzgerald Securities, Inc.	$1,000,000	$1,000,000	—	—
Daiwa Capital Markets America	896,160	896,160	—	—

Totals	$1,896,160	$1,896,160	—	—

7. SUBSEQUENT EVENTS

Each Fund has determined that no material events or transactions occurred through the issuance date of the Funds’ financial statements which require additional disclosure in or adjustment of the Funds’ financial statements.

Annual Renewal of Investment Management and Subadvisory Agreements (unaudited)

At an in-person meeting held on June 22-23, 2016, the Board of Trustees (the “Board” or the “Trustees”), and separately a majority of the Trustees who are not “interested persons” of the Trust (the “Independent Trustees”), approved (i) the Investment Management Agreement, as amended at any time prior to the date of the meeting, with AMG Funds LLC (the “Investment Manager”) for each of AMG Managers Cadence Capital Appreciation Fund, AMG Managers Cadence Emerging Companies Fund and AMG Managers Cadence Mid Cap Fund (each, a “Fund,” and collectively, the “Funds”) and (ii) new Subadvisory Agreements between the Investment Manager and Cadence Capital Management LLC (the “Subadvisor”) relating to each Fund (the “Subadvisory Agreements”). The Subadvisory Agreements were presented for approval because the former subadvisory agreements between the Investment Manager and the Subadvisor relating to the Funds (the “Former Subadvisory Agreements”) were expected to terminate in connection with the sale of 100% of the outstanding equity interests in the Subadvisor that occurred June 30, 2016 (the “Transaction”). The Independent Trustees were separately represented by independent legal counsel in connection with their consideration of the approval of these agreements. In considering the Investment Management Agreement and the Subadvisory Agreements, the Trustees reviewed a variety of materials relating to each Fund, the Investment Manager and the Subadvisor, including comparative performance, fee and expense information for an appropriate peer group of similar mutual funds (each, a “Peer Group”), performance information for relevant benchmark indices (each, a “Fund Benchmark”) and, as to all other matters, other information provided to them on a periodic basis throughout the year, as well as information provided in connection with the meetings of June 22-23, 2016, regarding the nature, extent and quality of services provided by the Investment Manager and the Subadvisor under their respective agreements. Prior to voting, the Independent Trustees: (a) reviewed the foregoing information with their independent legal counsel and with management; (b) received materials from their independent legal counsel discussing the legal standards applicable to their consideration of the Investment Management Agreement and the Subadvisory Agreements; and (c) met with their independent legal counsel in private sessions at which no representatives of management were present.

NATURE, EXTEND AND QUALITY OF SERVICES.

In considering the nature, extent and quality of the services provided by the Investment Manager, the Trustees reviewed information relating to the Investment Manager’s operations and personnel. Among other things, the Investment Manager provided financial information, biographical information on its supervisory and professional staff and descriptions of its organizational and management structure. The Trustees also took into account information provided periodically throughout the previous year by the Investment Manager in Board meetings relating to the performance of its duties with respect to the Funds and the Trustees’knowledge of the Investment Manager’s management and the quality of the performance of the Investment Manager’s duties. In the course of their deliberations regarding the Investment Management Agreement, the Trustees evaluated, among other things: (a) the extent and quality of the Investment Manager’s oversight of the operation and management of the Funds; (b) the quality of the search, selection and monitoring services performed by the Investment Manager in overseeing the portfolio management responsibilities of the Subadvisor; (c) the Investment Manager’s ability to supervise the Funds’ other service providers; and (d) the Investment Manager’s compliance program. The Trustees also took into account that, in performing its functions under the Investment Management Agreement and supervising the Subadvisor, the Investment Manager: performs periodic detailed analyses and reviews of the performance by the Subadvisor of its obligations to each Fund, including without limitation, analysis and review of portfolio and other compliance matters and review of the Subadvisor’s investment performance with respect to a Fund; prepares and presents periodic reports to the Board regarding the investment performance of the Subadvisor and other information regarding the Subadvisor, at such times and in such forms as the Board may reasonably request; reviews and considers any changes in the personnel of the Subadvisor responsible for performing the Subadvisor’s obligations and makes appropriate reports to the Board; reviews and considers any changes in the ownership or senior management of the Subadvisor and makes appropriate reports to the Board; performs periodic in-person or telephonic diligence meetings, including with respect to compliance matters, with representatives of the Subadvisor; assists the Board and management of the Trust in developing and reviewing information with respect to the initial approval of each Subadvisory Agreement and annual consideration of each Subadvisory Agreement thereafter; prepares recommendations with respect to the continued retention of the Subadvisor or the replacement of the Subadvisor, including at the request of the Board; identifies potential successors to or replacements of the Subadvisor or potential additional subadvisors, performs appropriate due diligence, and develops and presents to the Board a recommendation as to any such successor, replacement, or additional subadvisor, including at the request of the Board; designates and compensates from its own resources such personnel as the Investment Manager may consider necessary or appropriate to the performance of its services; and performs such other review and reporting functions as the Board shall reasonably request consistent with the Investment Management Agreement and applicable law. The Trustees also took into account the financial condition of the Investment Manager with respect to its ability to provide the services required under the Investment Management Agreement and the Investment Manager’s undertaking to maintain contractual expense limitations for the Funds. The Trustees also considered the Investment Manager’s risk management processes.

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

The Trustees reviewed information relating to the Transaction and the role of current Subadvisor personnel under each Subadvisory Agreement following the Transaction and noted that the role of such personnel would be identical. The Trustees also reviewed information relating to the Subadvisor’s operations and personnel and the investment philosophy, strategies and techniques (its “Investment Strategy”) used in managing each Fund. Among other things, the Trustees reviewed biographical information on portfolio management and other professional staff, information regarding the Subadvisor’s organizational and management structure and the Subadvisor’s brokerage policies and practices. The Trustees considered specific information provided regarding the experience of the individuals at the Subadvisor with portfolio management responsibility for the Funds, including the information set forth in each Fund’s prospectus and statement of additional information. In the course of their deliberations, the Trustees evaluated, among other things: (a) the services rendered by the Subadvisor in the past; (b) the qualifications and experience of the Subadvisor’s personnel; and (c) the Subadvisor’s compliance program. The Trustees also took into account the financial condition of the Subadvisor with respect to its ability to provide the services required under each Subadvisory Agreement. The Trustees also considered the Subadvisor’s risk management processes. The Trustees noted that the Subadvisor has served as investment adviser or subadvisor to the Funds since the Funds commenced operations and that the same personnel would continue to serve as portfolio managers to the Funds.

PERFORMANCE.

As noted above, the Board considered each Fund’s net performance during relevant time periods as compared to the Fund’s Peer Group and Fund Benchmark and considered the gross performance of the Fund as compared to the Subadvisor’s relevant performance composite that utilizes the same investment strategy and approach and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and the Subadvisor’s

Investment Strategies. The Board noted the Investment Manager’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Subadvisor. The Board was mindful of the Investment Manager’s attention to monitoring the Subadvisor’s performance with respect to the Funds and its discussions with management regarding the factors that contributed to the performance of the Funds.

ADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the advisory fee charged by the Investment Manager for managing each Fund, the Trustees noted that the Investment Manager, and not the Fund, is responsible for paying the fees charged by the Fund’s Subadvisor and, therefore, that the fees paid to the Investment Manager cover the cost of providing portfolio management services as well as the cost of providing search, selection and monitoring services in operating a “manager-of-managers” complex of mutual funds. The Trustees also considered the amount of the advisory fee retained by the Investment Manager after payment of the subadvisory fee with respect to each Fund. The Trustees concluded that, in light of the additional high quality supervisory services provided by the Investment Manager and the fact that the subadvisory fees are paid out of the advisory fee, the advisory fee payable by each Fund to the Investment Manager can reasonably be expected to exceed the median advisory fee for the Peer Group, which consists of many funds that do not operate with a manager-of-managers structure. In this regard, the Trustees also noted that the Investment Manager has undertaken to maintain contractual expense limitations for the Funds.

In addition, in considering the reasonableness of the advisory fee payable to the Investment Manager, the Trustees also reviewed information provided by the Investment Manager setting forth all revenues and other benefits, both direct and indirect (including any so-called “fallout benefits” such as reputational value derived from the Investment Manager serving as Investment

Manager to a Fund), received by the Investment Manager and its affiliates attributable to managing each Fund and all the mutual funds in the AMG Funds Family of Funds, the cost of providing such services, the entrepreneurial risk undertaken as Investment Manager and sponsor of the Funds and the resulting profitability to the Investment Manager and its affiliates from these relationships. The Trustees noted that, effective October 1, 2016, the administrative fee rate paid by each Fund will be reduced and the shareholder servicing fee rate paid by Service Class shares of each Fund will be reduced. The Trustees also noted the current asset levels of each Fund and the willingness of the Investment Manager to waive fees and pay expenses for all of the Funds from time to time as a means of limiting total expenses. The Trustees also considered management’s discussion of the current asset levels of the Funds, and the impact on profitability of both the current asset levels and any future growth of assets of the Funds. The Board took into account management’s discussion of the current advisory fee structure, and, as noted above, the services the Investment Manager provides in performing its functions under the Investment Management Agreement and supervising the Subadvisor. In this regard, the Trustees noted that, unlike a mutual fund that is managed by a single investment adviser, the Funds operate in a manager-of-managers structure. Based on the foregoing, the Trustees concluded that the profitability to the Investment Manager is reasonable and that the Investment Manager is not realizing material benefits from economies of scale that would warrant adjustments to the advisory fees for any Fund at this time. With respect to economies of scale, the Trustees also noted that as a Fund’s assets increase over time, the Fund may realize other economies of scale to the extent that the increase in assets is proportionally greater than the increase in certain other expenses.

SUBADVISORY FEES AND PROFITABILITY.

In considering the reasonableness of the fee payable by the Investment Manager to the Subadvisor, the Trustees relied on the ability of the Investment Manager to negotiate the terms of

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

each Subadvisory Agreement at arm’s length as part of the manager-of-managers structure, noting that the Subadvisor is not affiliated with the Investment Manager. In addition, the Trustees considered other potential benefits of the subadvisory relationship to the Subadvisor, including, among others, the indirect benefits that the Subadvisor may receive from the Subadvisor’s relationship with the Funds, including any so-called “fallout benefits” to the Subadvisor, such as reputational value derived from the Subadvisor serving as Subadvisor to the Funds, which bear the Subadvisor’s name. In addition, the Trustees noted that the subadvisory fees are paid by the Investment Manager out of its advisory fee. As a consequence of all of the foregoing, the cost of services to be provided by the Subadvisor and the profitability to the Subadvisor of its relationship with a Fund were not material factors in the Trustees’ deliberations. For similar reasons, the Trustees did not consider potential economies of scale in the management of a Fund by the Subadvisor to be a material factor in their deliberations at this time.

In addition to the foregoing, the Trustees considered the specific factors and related conclusions set forth below with respect to each Fund, the Investment Manager and the Subadvisor.

AMG Managers Cadence Capital Appreciation Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was above, above, below and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell 1000 Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to its Peer Group and the fact that the Fund ranked in the top quartile relative to its Peer Group for the 1-year period, in the second quartile relative to its Peer Group for the 3-year period and in the third quartile relative to its Peer Group for the 5-year period. The Trustees noted the reasons for the Fund’s underperformance relative to the Fund Benchmark and any actions being taken to address such performance. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

ADVISORY AND SUBADVISORY FEES.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Cadence Emerging Companies Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the earliest inception date and the largest amount of assets of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was above the median performance of the Peer Group and above the performance of the Fund Benchmark, the Russell Microcap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, and noted that the Fund ranked strongly relative to its Peer Group for all relevant time periods, including in the top decile for the 3-year and 5-year periods and in the top quintile for the 1-year and 10-year periods. The Trustees concluded that the Fund’s overall performance has been satisfactory.

ADVISORY AND SUBADVISORY FEES.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both higher than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 1.42%. The Trustees also took into account management’s discussion of the Fund’s expenses and competitiveness with comparably sized funds. The Board also took into account the current size of the Fund. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

AMG Managers Cadence Mid-Cap Fund

FUND PERFORMANCE.

Among other information relating to the Fund’s performance (including the predecessor fund’s performance for periods prior to its acquisition by the Trust on September 27, 2010), the Trustees noted that the Fund’s performance for Institutional Class shares (which share class has the earliest inception date of all the share classes of the Fund) for the 1-year, 3-year, 5-year and 10-year periods ended March 31, 2016 was above, above, above

35

Annual Renewal of Investment Management and Subadvisory Agreements (continued)

and below, respectively, the median performance of the Peer Group and below the performance of the Fund Benchmark, the Russell Midcap® Growth Index. The Trustees took into account management’s discussion of the Fund’s performance, including its more recent improved performance relative to its Peer Group. The Trustees also noted that the Fund ranked in the second quintile relative to its Peer Group for the 1-year and 3-year periods and in the third quintile relative to its Peer Group for 5-year period. The Trustees concluded that the Fund’s overall performance has been satisfactory in light of all factors considered.

ADVISORY AND SUBADVISORY FEES.

The Trustees noted that the Fund’s advisory fees (which include both the advisory and administration fee) and total expenses (weighted average, all classes combined) (net of applicable expense waivers/reimbursements) as of March 31, 2016 were both lower than the average for the Peer Group. The Trustees took into account the fact that the Investment Manager has contractually agreed, through October 1, 2016, to limit the Fund’s net annual operating expenses (subject to certain excluded expenses) to 0.72%. The Trustees concluded that, in light of the nature, extent and quality of the services provided by the Investment Manager and the Subadvisor, the foregoing expense limitation and the considerations noted above with respect to the Investment Manager and the Subadvisor, the Fund’s advisory and subadvisory fees are reasonable.

*    *     *    *

After consideration of the foregoing, the Trustees also reached the following conclusions (in addition to the conclusions discussed above) regarding the Investment Management Agreement and each Subadvisory Agreement: (a) the Investment Manager and the Subadvisor have demonstrated that they possess the capability and resources to perform the duties required of them under the Investment Management Agreement and each Subadvisory Agreement; (b) the Subadvisor’s Investment Strategy is appropriate for pursuing the applicable Fund’s investment objectives; and (c) the Investment Manager and the Subadvisor maintain appropriate compliance programs.

Based on all of the above-mentioned factors and their related conclusions, with no single factor or conclusion being determinative and with each Trustee not necessarily attributing the same weight to each factor, the Trustees concluded that approval of the Investment Management Agreement and each Subadvisory Agreement would be in the best interests of the applicable Fund and its shareholders. Accordingly, on June 22-23, 2016, the Trustees, and separately a majority of the Independent Trustees, voted to approve the Investment Management and the Subadvisory Agreements for each Fund.

36

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INVESTMENT MANAGER AND ADMINISTRATOR

AMG Funds LLC

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

DISTRIBUTOR

AMG Distributors, Inc.

600 Steamboat Road, Suite 300

Greenwich, CT 06830

(800) 835-3879

SUBADVISOR

Cadence Capital Management LLC

265 Franklin Street, 11th Floor

Boston, MA 02110

CUSTODIAN

The Bank of New York Mellon

2 Hanson Place

Brooklyn, NY 11217

LEGAL COUNSEL

Ropes & Gray LLP

Prudential Tower, 800 Boylston Street

Boston, MA 02199-3600

TRANSFER AGENT

BNY Mellon Investment Servicing (US) Inc.

Attn: AMG Funds

P.O. Box 9769

Providence, RI 02940

(800) 548-4539

TRUSTEES

Bruce B. Bingham

Christine C. Carsman

William E. Chapman, II

Edward J. Kaier

Kurt A. Keilhacker

Steven J. Paggioli

Richard F. Powers, III

Eric Rakowski

Victoria L. Sassine

Thomas R. Schneeweis

This report is prepared for the Funds’ shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by an effective prospectus. To receive a free copy of the prospectus or Statement of Additional Information, which includes additional information about Fund Trustees, please contact us by calling 800.835.3879. Distributed by AMG Distributors, Inc., member FINRA/SIPC.

Current net asset values per share for each Fund are available on the Funds’ website at www.amgfunds.com.

A description of the policies and procedures each Fund uses to vote its proxies is available: (i) without charge, upon request, by calling 800.835.3879, or (ii) on the Securities and Exchange Commission’s (SEC) Web site at www.sec.gov. For information regarding each Fund’s proxy voting record for the 12-month period ended June 30, call 800.835.3879 or visit the SEC Web site at www.sec.gov.

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. A Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To review a complete list of the Fund’s portfolio holdings, or to view the most recent quarterly holdings report, semiannual report, or annual report, please visit www.amgfunds.com.

www.amgfunds.com    |

AFFILIATE SUBADVISED FUNDS

BALANCED FUNDS

AMG Chicago Equity Partners Balanced

Chicago Equity Partners, LLC

AMG FQ Global Risk-Balanced

First Quadrant, L.P.

EQUITY FUNDS

AMG Chicago Equity Partners Small Cap Value

Chicago Equity Partners, LLC

AMG FQ Tax-Managed U.S. Equity

AMG FQ U.S. Equity

First Quadrant, L.P.

AMG Frontier Small Cap Growth

Frontier Capital Management Company, LLC

AMG GW&K Small Cap Core

AMG GW&K Small Cap Growth

AMG GW&K U.S. Small Cap Growth

GW&K Investment Management, LLC

AMG Renaissance International Equity

AMG Renaissance Large Cap Growth

The Renaissance Group LLC

AMG River Road Dividend All Cap Value

AMG River Road Dividend All Cap Value II

AMG River Road Focused Absolute Value

AMG River Road Long-Short

AMG River Road Select Value

AMG River Road Small Cap Value

River Road Asset Management, LLC

AMG SouthernSun Small Cap

AMG SouthernSun Global Opportunities

AMG SouthernSun U.S. Equity

SouthernSun Asset Management, LLC

AMG Systematic Large Cap Value

AMG Systematic Mid Cap Value

Systematic Financial Management, L.P.

AMG TimesSquare All Cap Growth

AMG TimesSquare International Small Cap

AMG TimesSquare Mid Cap Growth

AMG TimesSquare Small Cap Growth

TimesSquare Capital Management, LLC

AMG Trilogy Emerging Markets Equity

AMG Trilogy Emerging Wealth Equity

AMG Trilogy Global Equity

AMG Trilogy International Small Cap

Trilogy Global Advisors, L.P.

AMG Yacktman

AMG Yacktman Focused

AMG Yacktman Special Opportunities

Yacktman Asset Management LP

FIXED INCOME FUNDS

AMG GW&K Core Bond

AMG GW&K Enhanced Core Bond

AMG GW&K Municipal Bond

AMG GW&K Municipal Enhanced Yield

GW&K Investment Management, LLC

OPEN-ARCHITECTURE FUNDS

ALTERNATIVE FUNDS

AMG Managers Anchor Capital Enhanced Equity

Anchor Capital Advisors LLC

AMG Managers Lake Partners LASSO Alternatives

Lake Partners, Inc.

BALANCED FUNDS

AMG Managers Montag & Caldwell Balanced

Montag & Caldwell, LLC

EQUITY FUNDS

AMG Managers Brandywine

AMG Managers Brandywine Advisors Mid Cap Growth

AMG Managers Brandywine Blue

Friess Associates, LLC

AMG Managers Cadence Capital Appreciation

AMG Managers Cadence Emerging Companies

AMG Managers Cadence Mid Cap

Cadence Capital Management, LLC

AMG Managers CenterSquare Real Estate

CenterSquare Investment Management, Inc.

AMG Managers Emerging Opportunities

Lord, Abbett & Co. LLC

WEDGE Capital Management L.L.P.

Next Century Growth Investors LLC

RBC Global Asset Management (U.S.) Inc.

AMG Managers Essex Small/Micro Cap Growth

Essex Investment Management Co., LLC

AMG Managers Fairpointe Focused Equity

AMG Managers Fairpointe Mid Cap

Fairpointe Capital LLC

AMG Managers Guardian Capital Global Dividend

Guardian Capital LP

AMG Managers LMCG Small Cap Growth

LMCG Investments, LLC

AMG Managers Montag & Caldwell Growth

AMG Managers Montag & Caldwell Mid Cap Growth

Montag & Caldwell, LLC

AMG Managers Pictet International

Pictet Asset Management Limited

AMG Managers Silvercrest Small Cap

Silvercrest Asset Management Group LLC

AMG Managers Skyline Special Equities

Skyline Asset Management, L.P.

AMG Managers Special Equity

Ranger Investment Management, L.P.

Lord, Abbett & Co. LLC

Smith Asset Management Group, L.P.

Federated MDTA LLC

AMG Managers Value Partners Asia Dividend

Value Partners Hong Kong Limited

FIXED INCOME FUNDS

AMG Managers Amundi Intermediate Government

AMG Managers Amundi Short Duration

    Government

Amundi Smith Breeden LLC

AMG Managers Doubleline Core Plus Bond

DoubleLine Capital LP

AMG Managers Global Income Opportunity

AMG Managers Loomis Sayles Bond

Loomis, Sayles & Co., L.P.

AMG Managers High Yield

J.P. Morgan Investment Management Inc.

| www.amgfunds.com

Item 2.	CODE OF ETHICS

Not applicable for the semi-annual shareholder report.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable for the semi-annual shareholder report.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable for the semi-annual shareholder report.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS

The schedule of investments in unaffiliated issuers as of the close of the reporting period is included as part of the shareholder report contained in Item 1 hereof.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

Item 11.	CONTROLS AND PROCEDURES

(a)	The registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 12.	EXHIBITS

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Filed herewith.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 - Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	January 30, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date:	January 30, 2017

By:	/s/ Donald S. Rumery
Donald S. Rumery, Principal Financial Officer

Date:	January 30, 2017